Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 137	$ 135
Less - accumulated depreciation		(122)	(114)
Total property and equipment, net	$ 16	15	21
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		95	93
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 42	$ 42